Description Of Business And Significant Accounting Policies (Details) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015 entity	Jun. 30, 2014	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2004 USD ($)	Dec. 31, 2003 USD ($)	Dec. 31, 2002 USD ($)
Description of Business [Line Items]
Percentage of membership interest owned by company			80.03%
Percentage of membership interest owned by non-controlling owners	19.75%		19.75%
Number of entities that would possibly be bankrupt | entity			1
Principal amount of transition bonds issued									$ 1,300	$ 1,300	$ 1,300
Transition bonds outstanding					$ 180
Long-lived assets and goodwill impairments					$ 0	$ 0	$ 0
Equity AFUDC							$ 1
Scenario, Forecast [Member]
Description of Business [Line Items]
Expected decrease to other noncurrent assets and long-term debt								$ (40)
Sales [Member] | TCEH [Member]
Description of Business [Line Items]
Concentration Risk Percentage	24.00%	25.00%	24.00%	25.00%	25.00%	27.00%	29.00%
Oncor
Description of Business [Line Items]
Percentage of membership interest owned by company					80.03%
Texas Transmission [Member]
Description of Business [Line Items]
Percentage of membership interest owned by non-controlling owners	19.75%		19.75%		19.75%